DETERMINATION OF FAIR VALUES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DETERMINATION OF FAIR VALUES [Text Block]

19. DETERMINATION OF FAIR VALUES

A number of the Corporation’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(i) Intangible assets

The fair value of the intangible assets, including customer relationships, acquired technology, domain names, trademark, patents, and internally use software development costs, is based on the present value of expected future cash flows, or using other judgments and estimates, expected to be derived from the use and eventual sale of the assets.

(ii) Goodwill

The fair value of the CGU is based on the discounted cash flows that are expected to be derived from product offerings and partner relationships.

(iii) Derivatives

The fair value of forward exchange contracts is based on valuations received from the derivative counterparty, which management evaluates for reasonability. Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the Corporation and the derivative counterparty when appropriate.

(iv) Long-term investment

The fair value of the investment in China Rewards was historically based on a discounted cash flow approach.